Assets and Liabilities Held for Sale (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Assets and Liabilities Held for Sale

At 30 June 2018 these assets and liabilities comprised:

Net assets held for sale £m
Assets
Trading assets	1,967
Derivative financial instruments	19,694
Other financial assets at fair value through profit and loss	823
Loans and advances to banks	506
Loans and advances to customers	1,068
Reverse repurchase agreements- non trading	74
Financial investments	104
Other assets	5
Total assets held for sale	24,241
Liabilities
Deposits by banks	31
Deposits by customers	5,725
Trading liabilities	1,842
Derivative financial instruments	19,007
Other liabilities	11
Total liabilities held for sale	26,616
Net liabilities held for sale	(2,375)